Consolidated Statements of Comprehensive Income (loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net income (loss)	$ (668)	$ 1,560	$ 525
Other comprehensive (loss) income, net of tax:	(35)	136	(102)
Change in cumulative foreign currency translation adjustment
Comprehensive income (loss)	(703)	1,696	423
Comprehensive loss (income) attributable to non-controlling interest	38	(10)	2
Comprehensive income (loss) attributable to Highway Holdings Limited's shareholders	$ (665)	$ 1,686	$ 425